Investment Property	12 Months Ended
Dec. 31, 2022
Text Block abstract [Abstract]
Investment Property
14.	Investment Property

(1)	Investment property as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	December 31, 2022				December 31, 2021
	Acquisition cost		Accumulated depreciation	Carrying amount	Acquisition cost	Accumulated depreciation	Carrying amount

Land	￦	6,115	—	6,115	6,071	—	6,071
Buildings		21,490	(14,606)	6,884	21,021	(13,668)	7,353
Right-of-use assets		17,057	(4,919)	12,138	12,577	(2,967)	9,610

	￦	44,662	(19,525)	25,137	39,669	(16,635)	23,034

(2)	Changes in Investment property for the years ended December 31, 2022 and 2021 are as follows:

(In millions of won)
	2022
	Beginning balance		Transfer	Depreciation	Ending balance

Land	￦	6,071	44	—	6,115
Buildings		7,353	564	(1,033)	6,884
Right-of-use assets		9,610	4,124	(1,596)	12,138

	￦	23,034	4,732	(2,629)	25,137

(In millions of won)
	2021
	Beginning balance		Transfer	Ending balance

Land	￦	—	6,071	6,071
Buildings		—	7,353	7,353
Right-of-use assets		—	9,610	9,610

	￦	—	23,034	23,034

(3)	The Group recognized lease income of ￦5,222 million and ￦5,036 million from investment property for the years ended December 31, 2022 and 2021, respectively.

(4)	The fair value of investment property is ￦73,934 million and ￦66,128 million as of December 31, 2022 and 2021, respectively.